Expense Example, No Redemption - Real Assets Fund - C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 184
Expense Example, No Redemption, 3 Years	589
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	$ 2,223